Income tax - Disclosure of current and deferred portions of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense	$ 2,784	$ 1,130	$ 1,561
Deferred tax benefits	(1,151)	(1,083)	(906)
Income tax expense	$ 1,633	$ 47	$ 655